Pension Plans (Details 13) - International Pension Benefits [Member] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 171	$ 168	$ 150
Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	171	168
Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	134	133
Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	23	23
Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	14	12
US equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	18	29
US equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	18	29
US equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
US equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK equities | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	4	5
UK equities | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	4	5
UK equities | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
UK equities | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Overseas equities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	18	26
Overseas equities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	18	26
Overseas equities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Overseas equities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Government bonds | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	65	61
Other Government bonds | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	65	61
Other Government bonds | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Government bonds | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Corporate Bond Securities [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	4	4
Corporate Bond Securities [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	4	4
Corporate Bond Securities [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Corporate Bond Securities [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Derivative instruments [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	23	23
Derivative instruments [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Derivative instruments [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	23	23
Derivative instruments [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	6	5
Real estate [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Real estate [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	6	5
Cash [Member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	11	8
Cash [Member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	11	8
Cash [Member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Cash [Member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Investments [member] | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	22	7
Other Investments [member] | Level 1 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	14	0
Other Investments [member] | Level 2 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	0	0
Other Investments [member] | Level 3 | Fair Value, Measurements, Recurring [Member]
Schedule of defined benefit pension plan assets fair value measured on a recurring basis
Pension benefits asset	$ 8	$ 7